Leases (Tables)	12 Months Ended
Sep. 30, 2020
Leases
Summary of supplemental balance sheet information related to operating leases

As of
September 30, 2020
Operating lease right-of-use assets	$852,041
Operating lease right-of-use assets – accumulated amortization	(29,003)
Operating lease right-of-use assets – net	$823,038

Operating lease liabilities, current	$138,850
Operating lease liabilities, non-current	669,202
Total operating lease liabilities	$808,052

Summary of maturities of operating lease liabilities

As of
Twelve months ending September 30,	September 30, 2020
2021	$189,297
2022	172,681
2023	121,386
2024	67,526
2025	67,526
2026	67,526
2027	67,526
2028	67,526
2029	67,526
2030	53,002
Total future minimum lease payments	941,522
Less: Imputed interest	(133,470)
Total	$808,052